Remuneration System for the Management Board and Employees of the Group	12 Months Ended
Dec. 31, 2021
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Remuneration System for the Management Board and Employees of the Group	Remuneration System for the Management Board and Employees of the GroupStock Option Plans2017 Stock Option Plan
On April 1, 2017, MorphoSys established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The vesting period/performance has ended on March 31, 2021. The performance criteria were set at 110%. Each stock option thus grants 1.1 subscription rights to shares in the Company. The number of subscription rights vested per year were calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index.
The exercise price is €55.52. The exercise period is three years after the end of the 4-year vesting period/performance period, which is March 31, 2024.
Based on the performance criteria achieved, 72,650 stock options can be exercised; this corresponds to 79,935 shares. Of these, the Management Board can exercise 8,197 stock options (9,017 shares), the members of the Executive Committee can exercise 4,018 stock options (4,421 shares) and current and former employees of the Company can exercise 60,435 stock options (66,497 shares). As of December 31, 2021, 3,950 stock options have been exercised, representing 4,345 shares.
In 2021, personnel expenses from stock options under the Group’s 2017 SOP amounted to €2,757 based on the fair value on the grant date (2020: €62,780; 2019: €252,393).
2018 Stock Option Plan
On April 1, 2018, MorphoSys established a stock option plan (SOP) for the Management Board and selected Company employees (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2018, and the vesting period/performance period is 4 years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the 4-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is €81.04.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2016-III or by issuing treasury shares, or in cash should the exercise from Conditional Capital 2016-III not be possible. The exercise period is three years after the end of the 4-year vesting period/performance period, which is March 31, 2025.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the 4-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the 4-year vesting period.
In 2021, personnel expenses from stock options under the Group’s 2018 SOP amounted to €52,795 based on the fair value on the grant date (2020: €251,855; 2019: €704,954).
2019 Stock Option Plan
On April 1, 2019, MorphoSys established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 1, 2019, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is €87.86.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2016-III, issuing treasury shares, or in cash should the exercise from Conditional Capital 2016-III not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2026.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
On 10/1/2019, MorphoSys established a further stock option plan (SOP plan) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2019 program, and the exercise price was €106.16. The exercise period is three years after the end of the four-year vesting period/performance period, which is September 30, 2023.
In 2021, personnel expenses from stock options under the Group’s 2019 SOP amounted to €625,806 based on the fair value on the grant date (2020: €1,570,241; 2019: €1,718,087).
2020 Stock Option PlanOn April 1, 2020, MorphoSys established a stock option plan (SOP) for the Management Board and selected employees of the Company (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was April 21, 2020, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is €93.66.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2016-III, through the issue of treasury shares, or in cash should the exercise from Conditional Capital 2016-III not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is March 31, 2027.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, 1/48 of the stock options granted are forfeited for each up to 30 days of absence. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
In 2021, personnel expenses from stock options under the Group’s 2020 SOP amounted to €1,033,944 based on the fair value on the grant date (2020: €1,990,326).
The table below shows the development of the stock option plans in the financial year 2021.

	April 2017 Stock Option Plan	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Outstanding on January 1, 2021	72,650	64,255	73,183	57,078	107,042
Granted	0	0	0	0	0
Exercised	(4,345)	0	0	0	0
Forfeited	0	(1,109)	(3,512)	0	(6,692)
Expired	0	0	0	0	0
Outstanding on December 31, 2021	68,305	63,146	69,671	57,078	100,350
Exercisable on December 31, 2021	68,305	0	0	0	0
Weighted-average Exercise Price (€)	55.52	81.04	87.86	106.16	93.66
The fair value of the stock options from the 2018, 2019 and 2020 stock option plans was determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and fair value of each program are listed in the table below.

	April 2018 Stock Option Plan	April 2019 Stock Option Plan	October 2019 Stock Option Plan	April 2020 Stock Option Plan
Share Price on Grant Date in €	81.05	85.00	98.10	94.90
Exercise Price in €	81.04	87.86	106.16	93.66
Expected Volatility of the MorphoSys share in %	35.95	37.76	38.02	39.86
Expected Volatility of the Nasdaq Biotech Index in %	25.10	18.61	18.17	25.32
Expected Volatility of the TecDAX Index in %	17.73	26.46	24.82	20.48
Performance Term of Program in Years	4.0	4.0	4.0	4.0
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.15	between 0.02 and 0.13	between 0.0 and 0.02	between -0.55 and -0.83
Fair Value on Grant Date in €	30.43	31.81	35.04	38.20
Long-Term Incentive Programs2016 Long-Term Incentive Plan
On April 1, 2016, MorphoSys established a Long-Term Incentive Plan (LTI Plan) for the Management Board and certain employees of the Company (beneficiaries). The vesting period for this LTI Plan expired on April 1, 2020. The program is considered an equity-settled share-based payment and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria were based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 173.5%. In addition, the Supervisory Board set a “company factor” as 1, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 91,037 performance shares of MorphoSys AG were transferred to the beneficiaries after the four-year vesting period in the period ending October 20, 2020. The Management Board received 13,677 performance shares and the members of the Executive Committee received 8,754 performance shares. A total of 68,606 performance shares were granted to current and former employees of the Company.
In 2021, personnel expenses resulting from performance shares under the Group’s 2016 LTI Plan amounted to €0 based on the fair value on the grant date (2020: €4,921; 2019: €141,473).
2017 Long-Term Incentive Plan
On April 1, 2017, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). The vesting period for this LTI Plan expired on April 1, 2021. The program is considered an equity-settled share-based payment and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. These criteria are evaluated annually by the Supervisory Board. The performance criteria were based on a mathematical comparison of the absolute and relative performance of the MorphoSys share price against the Nasdaq Biotech Index and the TecDAX Index. Achievement of these criteria was set at 130%. In addition, the Supervisory Board set a “company factor” as 1, which determines the number of performance shares to be issued. Based on these conditions and the set factor, 45,891 performance shares of MorphoSys AG were transferred to the beneficiaries after the four-year vesting period in the period ending October 13, 2021. The Management Board received 4,143 performance shares (for further information, see the tables entitled “Shares” and “Performance Shares” in Note 6.7 “Related Parties”), and the members of the Executive Committee received 2,030 performance shares. A total of 39,718 performance shares were granted to current and former employees of the Company.
In 2021, personnel expenses resulting from performance shares under the Group’s 2017 LTI Plan amounted to €3,530 based on the fair value on the grant date (2020: €80,383; 2019: €323,165).
2018 Long-Term Incentive Plan
On April 1, 2018, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). This plan is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2018, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period. At the end of the four-year waiting period, there is a six-month exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries can choose the allocation date within this exercise period.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance shares forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to performance shares on a pro rata basis. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
In 2021, personnel expenses resulting from performance shares under the Group’s 2019 LTI Plan amounted to €54,967 based on the fair value on the grant date (2020: €257,494; 2019: €720,764).
2019 Long-Term Incentive PlanOn April 1, 2019, MorphoSys established another Long-Term Incentive Plan (LTI Plan) for the Management Board and selected employees of the Company (beneficiaries). This plan is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The grant date was April 1, 2019, and the vesting/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year of the four-year vesting period. The number of performance shares vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met annually up to a maximum of 300% and up to 200% for the entire four-year period. If the specified performance criteria are met by less than 0% in one year, no shares will be earned for that year (entitlement). In any case, the maximum payout at the end of the four-year period is limited by a factor determined by the Group, which generally amounts to 1. However, in justified cases, the Supervisory Board may set this factor freely between 0 and 2, for example, if the level of payment is regarded as unreasonable in view of the general development of the Company. The right to receive a specific allocation of performance shares under the LTI Plan, however, occurs only at the end of the four-year vesting/performance period. At the end of the four-year vesting period, there is a six-month exercise period during which the Company can transfer the performance shares to the beneficiaries. The beneficiaries can choose the allocation date within this exercise period.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the fair value of the performance shares on the grant date.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance shares forfeit without entitlement to compensation.
If an accumulated period of absence of more than 90 days occurs during the four-year vesting period/performance period, the beneficiary is entitled to performance shares on a pro rata basis. A period of absence is defined as absence due to illness, continued payment of remuneration in the event of illness or a suspended service or employment relationship without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance shares will become fully vested. In this case, the right to receive a specific allocation of performance shares under the LTI Plan occurs only at the end of the four-year vesting period.
In 2021, personnel expenses resulting from performance shares under the Group’s 2019 LTI Plan amounted to €190,767 based on the fair value on the grant date (2020: €682,162; 2019: €1,294,974).
The table below shows the development of the LTI plans in the financial year 2021.

	April 2017 Long-Term Incentive Program	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Outstanding on January 1, 2021	29,838	19,371	21,783
Granted	0	0	0
Adjustment due to Performance Criteria	16,053	0	0
Exercised	(45,891)	0	0
Forfeited	0	(794)	(1,796)
Expired	0	0	0
Outstanding on December 31, 2021	0	18,577	19,987
Exercisable on December 31, 2021	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a
The fair value of the performance shares from the Long-Term Incentive Plans from 2018 and 2019 has been determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and the fair value of each program are listed in the table below.

	April 2018 Long-Term Incentive Program	April 2019 Long-Term Incentive Program
Share Price on Grant Date in €	81.05	85.00
Exercise Price in €	n/a	n/a
Expected Volatility of the MorphoSys share in %	35.95	37.76
Expected Volatility of the Nasdaq Biotech Index in %	25.10	18.61
Expected Volatility of the TecDAX Index in %	17.73	26.46
Performance Term of Program in Years	4.0	4.0
Dividend Yield in %	n/a	n/a
Risk-free Interest Rate in %	between 0.02 and 0.15	between 0.02 and 0.13
Fair Value on Grant Date in €	103.58	106.85
Performance Share Unit Program
On April 1, 2020, MorphoSys established a performance share unit program (PSU program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 21, 2020; the vesting period/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units vested per year is calculated on the basis of the performance criteria of the absolute and relative development of the MorphoSys share price compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year. However, the right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a six-month period during which the performance shares can be transferred from the Company to the beneficiaries.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s own ordinary shares equal to the amount of the performance share units earned. The currently available treasury stock is not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan only as a cash-settled share-based payment.
In the event of a departure from the Company, the beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance share units forfeit without entitlement to compensation.
If an accumulated period of absence of more than 12 months occurs during the four-year vesting period/performance period, 1/48 of the performance share units are forfeited for each month of absence. A period of absence is defined as an absence due to illness or a period of inactive service or employment without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU program occurs only at the end of the four-year vesting period.
On June 1, 2020, MorphoSys established another performance share unit program (PSU program) for one member of the Management Board. The terms and conditions were identical to those of the April 1, 2020 program.
In March 2021, the terms of the Performance Share Unit Programs (PSU Programs) of April 1, 2020 and June 1, 2020 for the Management Board and certain employees of the Company (beneficiaries) were amended so that the number of Performance Share Units still to be vested for the remaining three years is calculated on the basis of the performance criteria of the absolute performance of the MorphoSys share price and the relative performance of the MorphoSys share price compared to the performance of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index. Previously, the number of performance share units earned in the first year was calculated on the basis of the performance criteria of the absolute and relative performance of the MorphoSys share price compared to the performance of the Nasdaq Biotech Index and the TecDAX Index. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in the first year, and 75% become vested during the remaining three-year vesting period. The modification of the program’s terms concerns the respective remaining vesting periods/performance periods of the programs for the subsequent three years as of April 1, 2021 and June 1, 2021. The approval of the Management Board and certain employees of the Company (beneficiaries) to the modified program terms was obtained by April 17, 2021. The modification of the programs had no material impact on the fair values of the performance shares or on the period over which the personnel expenses are allocated.
2021 Performance Share Unit ProgramOn April 1, 2021, MorphoSys established a performance share unit program (PSU program) for the Management Board and certain employees of the Company (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The PSU program is a performance-based program and is paid out in cash subject to the fulfillment of predefined performance criteria. The grant date was April 19, 2021; the vesting period/performance period is four years. If the predefined performance criteria for the respective period are 100% met, 25% of the performance share units become vested in each year of the four-year vesting period. The number of performance share units to be vested is calculated on the basis of the performance criteria of the absolute share price development of the MorphoSys share, the relative development of the MorphoSys share price compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index and an assessment of the employee engagement. The performance criteria can be met each year up to a maximum of 200%. If the defined performance criteria are met by less than 0% in any one year, no performance share units will be earned for that year. However, the right to receive a certain cash settlement from the PSU program does not arise until the end of the four-year vesting period/performance period. After the end of the four-year vesting period, there is a six-month period during which the performance shares can be transferred from the Company to the beneficiaries.
MorphoSys reserves the right to settle the PSU program at the end of the vesting period in MorphoSys AG’s own ordinary shares equal to the amount of the performance share units earned. The currently available treasury stock is not sufficient to settle the vested awards. MorphoSys therefore accounts for the plan only as a cash-settled share-based payment.
In the event of a departure from the Company, the beneficiaries generally retain the performance share units that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all performance share units forfeit without entitlement to compensation.
If an accumulated period of absence of more than 12 months occurs during the four-year vesting period/performance period, 1/48 of the performance share units are forfeited for each month of absence. A period of absence is defined as an absence due to illness or a period of inactive service or employment without continued payment of remuneration.
If a change of control occurs during the four-year vesting period, all performance share units will become fully vested. In this case, the right to receive a specific allocation of performance share units under the PSU program occurs only at the end of the four-year vesting period.
As of April 1, 2021, a total of 122,005 performance share units were granted to beneficiaries, consisting of 54,232 performance share units to the Management Board, 12,340 performance share units to other members of the Executive Committee and 55,433 performance share units to certain employees of the Company who are not members of the Executive Committee. For the calculation of the personnel expenses from share-based compensation, it was assumed for the PSU program 2021 that fifteen beneficiaries would leave the Company during the four-year period.
On October 1, 2021, MorphoSys established another performance share unit program (PSU program) for certain employees of the Company who are not members of the Executive Committee. The terms and conditions were identical to those of the April 1, 2021 program, and a total of 11,209 performance share units were granted. The grant date was October 20, 2021.
In 2021, personnel expenses under the Group’s 2021 performance share unit program amounted to €701,136.
The table below shows the development of the performance share unit programs in the financial year 2021.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program
Outstanding on January 1, 2021	27,494	8,361	0	0
Granted	0	0	122,005	11,209
Exercised	0	0	0	0
Forfeited	(1,715)	0	(10,419)	0
Expired	0	0	0	0
Outstanding on December 31, 2021	25,779	8,361	111,586	11,209
Exercisable on December 31, 2021	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a
The fair values of the performance share units of the 2020 and 2021 PSU programs are determined using a Monte Carlo simulation. The expected volatility is based on the development of the share price volatility of the last four years. The calculation of fair values equally considered the performance criteria of the absolute performance of MorphoSys shares, the relative performance compared to the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index, and an evaluation of employee engagement. The parameters and the fair value of each program are listed in the table below.

	April 2020 Performance Share Unit Program	June 2020 Performance Share Unit Program	April 2021 Performance Share Unit Program	October 2021 Performance Share Unit Program
Share Price in € on December 31, 2021	33.35	33.35	33.35	33.35
Exercise Price in €	n/a	n/a	n/a	n/a
Expected Volatility of the MorphoSys share in %	41.71	40.44	45.99	44.34
Expected Volatility of the EURO STOXX Total Market Pharmaceuticals & Biotechnology Index in %	22.79	22.22	21.43	20.92
Remaining Performance Term of Program in Years	2.25	2.42	3.25	3.75
Dividend Yield in %	n/a	n/a	n/a	n/a
Risk-free Interest Rate in %	-0.65	-0.65	-0.65	-0.59
Fair Value on December 31, 2021, in €	2.52	4.10	11.82	19.88
MorphoSys US Inc. – 2019 Long-Term Incentive Program
On April 1, 2019, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). This program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a performance-related share plan and will be paid out in ordinary shares (performance shares) of MorphoSys AG if predefined key performance criteria are achieved. The plan has a term of four years and comprises four one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 25% of the performance shares become vested in each year. The number of shares vested per year is calculated based on key performance criteria of MorphoSys US Inc. during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. After the end of each one-year performance period, there is a six-month period during which the performance shares can be transferred from the Company to the beneficiaries.
If the number of repurchased shares is not sufficient for servicing the LTI Plan, MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash in the amount of the performance shares at the end of the vesting period, provided the cash amount does not exceed 200% of the average market price of one share of the Company in the XETRA closing auction on the Frankfurt Stock Exchange during the 30 trading days preceding the grant of the performance shares.
In the event of a departure from the Company, the beneficiaries are generally entitled to the performance shares that have vested up to the date of their departure on a pro rata basis.
In the event of termination by a beneficiary for good cause, all performance shares will be forfeited without entitlement to compensation.
After the end of the second one-year performance period, a target achievement of 77% was determined. Taking this target achievement into account, 2,369 performance shares of MorphoSys AG were transferred to the beneficiaries in the period from April 1, 2021 to October 18, 2021.
The fair value of the performance shares on December 31, 2021 was €33.35 per share.
In 2021, personnel expenses of the Group from performance shares under the MorphoSys US Inc. 2019 LTI Plan amounted to €-503,206 based on the fair value on December 31, 2021. (2020: €38,888; 2019: €1,076,158).
The table below shows the development of the performance shares under the MorphoSys US Inc. 2019 LTI Plan in the financial year 2021.

MorphoSys US Inc. - 2019 Long-Term Incentive Program
Outstanding on January 1, 2021	9,118
Granted	0
Exercised	(2,369)
Forfeited	(4,041)
Expired	0
Outstanding on December 31, 2021	2,708
Exercisable on December 31, 2021	0
Weighted-average Exercise Price (€)	n/a
MorphoSys US Inc. – Restricted Stock Unit Plan (RSUP)2019 Long-Term Incentive Program
On October 1, 2019, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a restricted stock unit plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.
The fair values of the performance shares according to the grant dates or measurement dates for each of the three performance periods were €127.90 per share on December 13, 2019, €94.14 per share on November 30, 2020, and €44.63 per share on August 6, 2021.
In 2021, personnel expenses of the Group from the MorphoSys US Inc. 2019 RSU Plan amounted to €-383,159 based on the fair values (2020: €600,445; 2019: €269,415).
2020 Long-Term Incentive Program
On April 1, 2020, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a restricted stock unit plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.
The fair value of the restricted shares granted on April 1, 2020, in accordance with the grant dates or measurement dates for each of the three performance periods were €94.14 per share on November 30, 2020, €44.63 per share on August 6, 2021 and €33.35 per share on December 31, 2021 .
On October 1, 2020, MorphoSys established an additional Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. (beneficiaries). The terms and conditions were identical to those of the April 1, 2020 program.
The fair value of the restricted shares granted on October 1, 2020, in accordance with the grant dates or measurement dates for each of the three performance periods were €94.14 per share as of November 30, 2020, €44.63 per share on August 6, 2021 and €33.35 per share as of December 31, 2021.
In 2021, personnel expenses of the Group from the MorphoSys US Inc. 2021 RSU Plan amounted to €-462,243 based on the fair values (2020: €1,916,267).
2021 Long-Term Incentive Program
On April 1, 2021, MorphoSys AG established a Long-Term Incentive Plan (LTI Plan) for selected employees of MorphoSys US Inc. (beneficiaries). The program is considered a share-based payment program with settlement in equity instruments and is accounted for accordingly. The LTI Plan is a restricted stock unit plan (RSUP) and is paid out in shares of MorphoSys AG that are to be created from authorized capital provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are 100% met, 33.3% of the performance shares become vested in each year. The number of performance shares vested per year is calculated based on the key performance criteria of MorphoSys US Inc. and the MorphoSys share price performance during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 0% of the defined performance criteria are met in any one year, no shares will be vested for that year. At the end of the total three-year performance period, the corresponding number of shares eventually vested is calculated, and the shares created from authorized capital are transferred from the Company to the beneficiaries.
MorphoSys reserves the right to pay a specific amount of the LTI Plan in cash at the end of the performance period, equal to the value of the performance shares granted.
If a beneficiary loses his office or terminates his employment with MorphoSys US Inc. prior to the end of a performance period, the beneficiary will generally be entitled to all vested restricted stock units for already completed one-year performance periods. All remaining restricted stock units are forfeited without entitlement to compensation.
As of April 1, 2021, 67,724 restricted shares were granted to the beneficiaries. For the calculation of the personnel expenses from share-based compensation, it was assumed for the LTI Plan 2021 that thirty-two beneficiaries would leave the Company during the three-year period.
The fair value of the restricted shares granted on April 1, 2021, in accordance with the grant dates or measurement dates for each of the three performance periods were €44.63 per share on August 6, 2021 and €33.35 per share as of December 31, 2021.
On October 1, 2021, MorphoSys established an additional Long-Term Incentive Plan in the form of a restricted stock unit plan (RSUP) for certain employees of MorphoSys US Inc. (beneficiaries). The terms and conditions were identical to those of the April 1, 2021 program, except that the performance criteria can be met up to a maximum of 175% per year. 36,827 restricted shares were granted. For the calculation of the personnel expenses from share-based compensation, it was assumed for the 2021 LTI Plan that twenty beneficiaries would leave the Company during the three-year period.
The fair value of the restricted shares granted on October 1, 2021, in accordance with the grant dates or measurement dates for each of the three performance periods were €33.35 per share as of December 31, 2021.
In 2021, personnel expenses of the Group from the MorphoSys US Inc. 2021 RSU Plan amounted to €1,260,750.00 based on the fair values.
The table below shows the development of the performance shares under the MorphoSys US Inc. RSU Plans in the financial year 2021.

	MorphoSys US Inc. – October 2019 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2020 Restricted Stock Unit Plan	MorphoSys US Inc. – April 2021 Restricted Stock Unit Plan	MorphoSys US Inc. – October 2021 Restricted Stock Unit Plan
Outstanding on January 1, 2021	12,717	39,770	7,678	0	0
Granted	0	0	0	67,724	36,827
Exercised	0	0	0	0	0
Forfeited	(6,380)	(19,264)	(1,846)	(24,728)	(2,492)
Expired	0	0	0	0	0
Outstanding on December 31, 2021	6,337	20,506	5,832	42,996	34,335
Exercisable on December 31, 2021	0	0	0	0	0
Weighted-average Exercise Price (€)	n/a	n/a	n/a	n/a	n/a
MorphoSys US Inc. – Long-Term Cash Incentive Plan (CLTI Plan)
On April 30, 2020, MorphoSys US Inc. established a long-term cash incentive plan (CLTI plan) for certain employees of MorphoSys US Inc. (beneficiaries). The program is considered a cash-settled, share-based payment and is accounted for accordingly. The CLTI plan is paid out in cash provided predefined performance criteria have been fulfilled. The term of the plan is three years and includes three one-year performance periods. If the predefined performance criteria for the respective period are fully met, 33.3% of the performance shares become vested in each year. The amount of compensation vested per year is calculated based on the key performance criteria of the performance of MorphoSys US Inc. and the share price performance of MorphoSys AG during the annual performance period. The performance criteria can be met up to a maximum of 125% per year. If less than 50% of the defined performance criteria are met in any one year, no award will be granted for that year. At the end of the total three-year performance period, the cash compensation earned is paid by MorphoSys US Inc.
If a beneficiary terminates his employment with MorphoSys US Inc. prior to the end of a one-year performance period, the beneficiary shall lose his entitlement to a cash settlement during the relevant one-year performance period and future performance periods. Entitlements from previously completed one-year performance periods are retained.
As of December 31, 2021, and based on 100% target achievement, cash settlement under the CLTI plan at the end of the three-year performance period is expected to be €0.5 million.
In 2021, personnel expenses of the Group from the MorphoSys US Inc. 2021 CLTI plan amounted to €117,395 (2020: €325,513). The provision for this program amounts to €0.4 million as of December 31, 2021 (December 31, 2020: €0.3 million).
Constellation - 2021 Stock Option Plan
On October 1, 2021, MorphoSys AG established a stock option plan (SOP) for selected employees of Constellation (beneficiaries). The program is considered an equity-settled share-based payment and is accounted for accordingly. The grant date was October 29, 2021, and the vesting period/performance period is four years. Each stock option grants up to two subscription rights to shares in the Company. The subscription rights vest each year by 25% within the four-year vesting period, provided that the performance criteria specified for the respective period have been 100% fulfilled. The number of subscription rights vested per year is calculated based on the key performance criteria of the absolute and relative MorphoSys share price performance compared to the Nasdaq Biotech Index and the TecDAX Index. The program’s performance criteria can be met annually up to a maximum of 200%. If the share price development falls short of the program’s performance parameters, the target achievement for that year is 0%.
The exercise price, derived from the average market price of the Company’s shares in the XETRA closing auction on the Frankfurt Stock Exchange from the 30 trading days prior to the issue of the stock options, is €44.91.
MorphoSys reserves the right to settle the exercise of stock options using either newly created shares from Conditional Capital 2020-I, through the issue of treasury shares, or in cash should the exercise from Conditional Capital 2020-I not be possible. The exercise period is three years after the end of the four-year vesting period/performance period, which is September 30, 2028.
In the event of a departure from the Company, the beneficiaries generally retain the stock options that have vested by the time of their departure.
In the event of a termination of a beneficiary for reasons of conduct or a revocation of the appointment of a member of the Management Board for reasons constituting good cause within the meaning of Section 626 (2) of the German Civil Code (BGB), all unexercised stock options forfeit without entitlement to compensation.
If a change of control occurs during the four-year vesting period, the stock options will become fully vested. In this case, however, the right to exercise the stock options arises only at the end of the four-year vesting period.
As of October 1, 2021, 323,534 stock options were granted to the beneficiaries. For the calculation of the personnel expenses from share-based compensation, it was assumed for the SOP Plan 2021 that 57 beneficiaries would leave the Company during the four-year period.
In 2021, personnel expenses from stock options under the Group’s 2021 SOP amounted to €711,223 based on the fair value on the grant date.
The table below shows the development of the stock options plans in the financial year 2021.

Constellation - October 2021 Stock Option Plan
Outstanding on January 1, 2021	0
Granted	323,534
Exercised	0
Forfeited	(29,941)
Expired	0
Outstanding on December 31, 2021	293,593
Exercisable on December 31, 2021	0
Weighted-average Exercise Price (€)	44.91
The fair value of the stock options from the 2021 stock option plans was determined using a Monte Carlo simulation. The expected volatility is based on the development of the share volatility of the last four years. Furthermore, the calculation of fair value equally considered the performance criteria of the absolute and relative performance of MorphoSys shares compared to the development of the Nasdaq Biotech Index and the TecDAX Index. The parameters and fair value of each program are listed in the table below.

Constellation - October 2021 Stock Option Plan
Share Price on Grant Date in €	40.75
Exercise Price in €	44.91
Expected Volatility of the MorphoSys share in %	40.51
Expected Volatility of the Nasdaq Biotech Index in %	24.95
Expected Volatility of the TecDAX Index in %	22.17
Performance Term of Program in Years	4.0
Dividend Yield in %	n/a
Risk-free Interest Rate in %	between (0.70) and (0.22)
Fair Value on Grant Date in €	16.67
Related Parties
Related parties that can be influenced by the Group or can have a significant influence on the Group can be divided into subsidiaries, members of the Supervisory Board, members of management in key positions and other related entities.
The Group engages in business relationships with members of the Management Board and Supervisory Board as related parties responsible for the planning, management and monitoring of the Group. In addition to cash compensation, the Group has granted the Management Board performance shares. The tables below show the shares, stock options and performance shares held by the members of the Management Board and Supervisory Board, as well as the changes in their ownership during the 2021 financial year.

Shares
	1/1/2021	Additions	Sales	12/31/2021
Management Board
Jean-Paul Kress, M.D.	0	0	0	0
Sung Lee [1]	—	2,250	0	2,250
Malte Peters, M.D.	3,313	4,143	0	7,456
Roland Wandeler, Ph.D. [2]	0	0	0	0
Total	3,313	6,393	0	9,706
Supervisory Board
Marc Cluzel, M.D., Ph.D	750	250	0	1,000
Michael Brosnan	0	5,000	0	5,000
Sharon Curran	0	0	0	0
George Golumbeski, Ph.D.	0	0	0	0
Wendy Johnson	500	63	0	563
Krisja Vermeylen	350	650	0	1,000
Total	1,600	5,963	0	7,563

Stock Options
	1/1/2021	Additions	Forfeitures	Exercises	12/31/2021
Management Board
Jean-Paul Kress, M.D.	81,989	0	0	0	81,989
Sung Lee [1]	—	0	0	0	0
Malte Peters, M.D.	33,110	0	0	0	33,110
Roland Wandeler, Ph.D. [2]	0	0	0	0	0
Total	115,099	0	0	0	115,099

Performance Shares
	1/1/2021	Additions	Adjustment due to Performance Criteria [3]	Forfeitures	Allocations [4]	12/31/2021
Management Board
Jean-Paul Kress, M.D.	0	0	0	0	0	0
Sung Lee [1]	—	0	0	0	0	0
Malte Peters, M.D.	9,047	0	(1,799)	0	(4,143)	3,105
Roland Wandeler, Ph.D. [2]	0	0	0	0	0	0
Total	9,047	0	(1,799)	0	(4,143)	3,105
[1] Sung Lee joined the Management Board of MorphoSys AG effective February 2, 2021.
[2] Roland Wandeler, Ph.D., resigned as a member of the Management Board with effect from the end of December 31, 2021.
[3] Adjustment due to established performance criteria. For performance criteria that have not yet been met, a target achievement of 100% is assumed.
[4] Allocations are made as soon as performance shares are transferred within the six-month exercise period after the end of the four-year waiting period.
The Supervisory Board of MorphoSys AG does not hold any stock options or performance shares.
The remuneration system for the Management Board is intended to provide sustainable, results-oriented corporate governance. The Management Board’s total remuneration consists of several components, including fixed compensation, an annual cash bonus that is dependent upon the achievement of corporate targets (short-term incentives – STI), variable compensation components with long-term incentives (LTI) and other remuneration components. Variable remuneration components with long-term incentive consist of long-term incentive plans (LTI Plan) from previous years, stock option and performance share plans from previous years, and a performance share unit program and a stock option plan from the current year. The members of the Management Board additionally receive fringe benefits in the form of benefits in kind, essentially consisting of a company car and insurance premiums. All total remuneration packages are reviewed annually by the Remuneration and Nomination Committee and compared to an annual Management Board remuneration analysis to check the scope and appropriateness of the remuneration packages. The amount of remuneration paid to members of the Management Board is based largely on the duties of the respective Management Board member, the financial situation and the performance and business outlook for the Company versus its competition. All resolutions on adjustments to the overall remuneration packages are passed by the plenum of the Supervisory Board. The Management Board’s total remuneration package and the index-linked pension contracts were thoroughly reviewed and then adjusted by the Supervisory Board in 2021.
If a Management Board member’s service contract terminates due to death, the member’s spouse or life partner is entitled to the fixed monthly salary for the month of death and the 12 months thereafter. In the event of a change of control, Management Board members are entitled to exercise their extraordinary right to terminate their service contracts and receive any outstanding fixed salary and the annual bonus for the remainder of the agreed contract period, but at least 200% of the annual gross fixed salary and the annual bonus. Moreover, in such a case, all stock options, performance share units and performance shares granted will become vested immediately and can be exercised after the expiration of the statutory vesting periods. A change of control has occurred when (i) MorphoSys transfers assets or a substantial portion of its assets to unaffiliated third parties, (ii) MorphoSys merges with an unaffiliated company, (iii) an agreement pursuant to Section 291 AktG is entered into with MorphoSys as a dependent company, MorphoSys is integrated under Section 319 AktG or (iv) a shareholder or third party holds 30% or more of MorphoSys’s voting rights.
For the fiscal year 2021, the members of the Management Board were granted a total compensation of €9,718,350 (2020: €11,532,252), consisting of performance-unrelated remuneration of €3,759,850 (2020: €5,529,112), performance-related remuneration of €2,680,000 (2020: €2,478,346) as well as long-term incentive compensation of €3,278,500 (2020: €3,524,794) in the form of share-based compensation. Performance-unrelated compensation includes post-employment benefits in the amount of €806,297 (2020: €2,443,409) granted during the respective board membership terms.
The Supervisory Board decided, that Roland Wandeler, Ph.D. would not forfeit on a pro-rate basis the long-term incentive plans despite his termination of the employment before the end of the four-year vesting period. Because of this modification of terms and conditions, the respective personnel expense from share-based compensation for the outstanding vesting periods was allocated to the remaining period of performance. The fair value was not affected by this modification. On the occasion of his departure from the Company with effect as of the end of December 31, 2021, Roland Wandeler, Ph.D., secured a severance payment in the amount of €806,296, payable in 16 monthly installments.
As of April 1, 2021, the Management Board was granted 54,232 Performance Share Units. The fair value as of December 31, 2021, amounts to €11.82.
For the individualized Management Board compensation, refer to the separately available remuneration report.
In the years 2021 and 2020, there were no other long-term benefits in accordance with IAS 24.17 (c) accruing to the Management Board or Supervisory Board. No benefits upon termination of service in accordance with IAS 24.17 (d) were accrued for the Supervisory Board in the years 2021 and 2020.
Payments to former members of the Management Board amounted to €4.6 million in 2021 (2020: €0.6 million).
The total compensation for key management personnel in 2021 and 2020 was as follows.

in 000' €	2021	2020
Total Short-Term Employee Benefits	7,336,167	7,261,119
Total Post-Employment Benefits	443,372	424,300
Total Termination Benefits	806,297	2,443,409
Total Share-Based Payment	4,278,500	4,125,979
Total Compensation	12,864,336	14,254,807
As of December 31, 2021, there were accrued personnel expenses of €3.3 million for payments to key management personnel for performance-related remuneration and non-current provisions of €0.5 million for long-term incentive compensation (December 31, 2020: €3.0 million and €0.8 million, respectively).
The total remuneration for the Supervisory Board, excluding reimbursed travel costs, in 2021 and 2020 was as follows.

	Fixed Compensation		Attendance Fees		Total Compensation
in €	2021	2020	2021	2020	2021	2020
Marc Cluzel, M.D., Ph.D	104,210	104,210	60,800	56,400	165,010	160,610
Michael Brosnan	57,284	57,284	31,800	28,400	89,084	85,684
Sharon Curran	45,284	45,284	29,400	30,000	74,684	75,284
George Golumbeski, Ph.D.	70,926	65,345	31,200	30,800	102,126	96,145
Wendy Johnson	51,284	49,579	44,800	39,200	96,084	88,779
Krisja Vermeylen	57,284	57,284	41,600	38,400	98,884	95,684
Frank Morich, M.D. [2]	—	19,766	—	12,800	—	32,566
Total	386,272	398,752	239,600	236,000	625,872	634,752
[1] The attendance fee contains expense allowances for the attendance at the Supervisory Board and the Committee meetings.
[2] Frank Morich, M.D. resigned as a member of the Supervisory Board with effect from the end of April 11, 2020.
No other agreements currently exist with present or former members of the Supervisory Board.
As of December 31, 2021, the members of the Executive Committee (excluding the Management Board) held 16,996 stock options and 1,865 performance shares granted by the Company.
In 2021, a new performance share program were issued to the members of the Executive Committee (excluding the Management Board) (see Note 6.2.6).
On April 1, 2021, a total of 4,018 stock options from the 2017 SOP-Plan were allocated to the members of the Executive Committee (excluding the Management Board), who were given the option to receive 4,421 shares within a three-year period. By December 31, 2021, no options had been exercised for a total of 0 shares.
On April 1, 2021, a total of 2,030 shares from the 2017 LTI Plan were allocated to the members of the Executive Committee (excluding the Management Board), who were given the option to receive the shares within an six-month period. By December 31, 2021, this option had been exercised for a total of 2,030 shares.